Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Footnote) (Detail) - Teekay Tangguh Joint Venture - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Head lease payment received	$ 292.6
Sublease payment made	236.3
Accrued Liabilities
Operating Leased Assets [Line Items]
Deferred Head Lease receipts, current	3.7	$ 3.7
Other liabilities – non-current
Operating Leased Assets [Line Items]
Deferred Head Lease receipts, noncurrent	$ 29.3	$ 33.0